Financial instruments and risk management - Risk management (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
General payment terms	30 days
Customer A | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	0.00%
Customer A | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	49.00%	0.00%
Customer B | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	29.00%
Customer B | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	28.00%
Customer C | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	22.00%
Customer C | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	17.00%
Customer D | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	8.00%
Customer D | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	26.00%
Customer E | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%	10.00%
Customer F | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	1.00%	18.00%